Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets Liabilities [Line Items]
Carry forward tax losses	$ 235,942	$ 249,270
Employee stock based compensation	19,846	15,642
Other	33,992	26,214
Deferred tax assets before valuation allowance	289,780	291,126
Valuation allowance	(234,600)	(246,785)
Deferred tax asset	55,180	44,341
Intangible assets	(7,773)	(7,927)
Undistributed earnings of a subsidiary	(10,788)
Unrealized gains on marketable securities, net	(688)	(4,266)
Other	(950)	(945)
Deferred tax liability	(20,199)	(13,138)
Deferred tax asset, net	34,981	31,203
Current deferred tax asset, net	21,732	13,069
Non-current deferred tax asset, net	13,557	19,173
Non-current deferred tax liability, net	(308)	(1,039)
Deferred tax asset, net	$ 34,981	$ 31,203